Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible note payable, net of debt discount	$ 1,214,003	$ 949,495	$ 0
Preferred stock, no par value
Preferred stock, shares authorized	Unlimited	Unlimited	Unlimited
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock issuable	1,122,311	1,122,311	1,122,311
Preferred Stock Series A [Member]
Preferred stock, no par value
Preferred stock, shares issued	2	2	2
Preferred stock, shares outstanding	2	2	2
Common Stock Class A [Member]
Common stock, no par value
Common stock, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares issued	856,746,795	854,410,001	844,468,378
Common stock, shares outstanding	856,746,795	854,410,001	844,468,378
Common Stock Class B [Member]
Common stock, no par value
Common stock, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares issued
Common stock, shares outstanding